Accrued Expenses - Summary of Changes in our Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Beginning balance	$ 452	$ 41
Accrual (reversal) for warranty expense	(427)	(58)
Warranty costs incurred during period	795	469
Ending balance	$ 820	$ 452